UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Kevin Wolf, Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100, Elkhorn, NE 68022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	3/31

Date of reporting period:	3/31/26

Item 1. Reports to Stockholders.

(a)

Hodges Blue Chip Equity Income Fund

Retail Class (HDPBX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about Hodges Blue Chip Equity Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$144	1.30%

How did the Fund perform during the reporting period?

The Hodges Blue Chip Equity Income Fund Retail Class (the "Fund") experienced a loss of 1.80% in the past six months, compared to a loss of 1.87% for the Russell 1000 Total Return Index (the "Russell 1000"). The Fund's 1-year performance as of March 31, 2026, amounted to a gain of 21.20%, compared to an increase of 17.74% for the Russell 1000 during the same period. We believe the current investment landscape offers ample opportunities among high-quality, dividend-paying stocks with solid upside potential. We expect underleveraged balance sheets and robust corporate profits across most blue-chip stocks to support stable dividend yields over the next several years.

The  Fund remains well-diversified in companies that we believe can generate above-average income and total returns on a risk-adjusted basis. The Fund held 31 positions at the end of the recent quarter. The top ten holdings at the end of the quarter represented 47.01% of the Fund's holdings and included Nvidia (NVDA), Walmart Inc (WMT), Broadcom Inc (AVGO), Apple Inc (AAPL), Citigroup Inc (C), Costco Wholesale Corp (COST), Boeing Co (BA), Goldman Sachs Group Inc (GS), Union Pacific Corp (UNP) and Morgan Stanley (MS).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Hodges Blue Chip Equity Income Fund
Russell 1000® Index
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$37,594
$37,527
$36,964
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	Hodges Blue Chip Equity Income Fund	Russell 1000® Index	S&P 500® Index
Mar-2016	$10,000	$10,000	$10,000
Mar-2017	$11,388	$11,743	$11,717
Mar-2018	$12,946	$13,384	$13,357
Mar-2019	$13,662	$14,629	$14,625
Mar-2020	$12,206	$13,455	$13,605
Mar-2021	$19,106	$21,607	$21,271
Mar-2022	$22,467	$24,474	$24,599
Mar-2023	$21,353	$22,420	$22,698
Mar-2024	$27,174	$29,116	$29,480
Mar-2025	$30,964	$31,394	$31,913
Mar-2026	$37,527	$36,964	$37,594

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Hodges Blue Chip Equity Income Fund	21.20%	14.45%	14.14%
Russell 1000® Index	17.74%	11.34%	13.97%
S&P 500® Index	17.80%	12.06%	14.16%

Fund Statistics

Table Summary
Net Assets	$59,550,683
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$338,013
Portfolio Turnover	55%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Money Market Funds	0.8%
Communications	2.9%
Health Care	6.5%
Consumer Discretionary	9.4%
Consumer Staples	16.5%
Industrials	18.3%
Financials	18.6%
Technology	26.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	6.6%
Walmart, Inc.	5.6%
Broadcom, Inc.	5.2%
Apple, Inc.	5.1%
Citigroup, Inc.	4.4%
Costco Wholesale Corporation	4.2%
Boeing Company (The)	4.0%
Goldman Sachs Group, Inc. (The)	3.9%
Union Pacific Corporation	3.7%
Morgan Stanley	3.6%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

Hodges Blue Chip Equity Income Fund - Retail (HDPBX)

Annual Shareholder Report - March 31, 2026

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-HDPBX

Hodges Fund

Retail Class (HDPMX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about Hodges Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$136	1.18%

How did the Fund perform during the reporting period?

The return for the Hodges Fund Retail Class (the "Fund") amounted to a gain of 0.29% in the past six months, compared to a loss of 1.79% for the S&P 500 Index (the "S&P 500"). The Fund’s 1-year performance generated a return of 31.19%, outperforming the S&P 500's 17.80%. This performance reflects strength in individual holdings within a concentrated portfolio, with several top holdings more than doubling over the past twelve months, including Terawulf (WULF), Carpenter Technologies (CRS), and Micron Technologies (MU). Elevated portfolio turnover enabled timely updates to holdings, targeting companies with above-average return potential relative to downside risks over the next 12 to 18 months.

The Fund's portfolio managers remain focused on investments with the highest conviction, based on fundamentals and relative valuations. The number of positions held in the Fund at the end of the recent quarter was 36. As of March 31, 2026, the top ten holdings accounted for 46.31% of the Fund's assets. They included Texas Pacific Land Corporation (TPL), Terawulf Inc (WULF), Uber Technologies (UBER), SharkNinja, Inc. (SN), Matador Resources Co. (MTDR), Freeport-McMoRan (FCX), DraftKings, Inc. (DKNG), Micron Technology Inc (MU), Viking Holdings Ltd (VIK) and First Watch Restaurant Group (FWRG).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Hodges Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$37,594
$29,461
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	Hodges Fund	S&P 500® Index
Mar-2016	$10,000	$10,000
Mar-2017	$13,064	$11,717
Mar-2018	$14,616	$13,357
Mar-2019	$12,505	$14,625
Mar-2020	$6,746	$13,605
Mar-2021	$19,005	$21,271
Mar-2022	$19,519	$24,599
Mar-2023	$17,091	$22,698
Mar-2024	$22,816	$29,480
Mar-2025	$22,456	$31,913
Mar-2026	$29,461	$37,594

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Hodges Fund	31.19%	9.16%	11.41%
S&P 500® Index	17.80%	12.06%	14.16%

Fund Statistics

Table Summary
Net Assets	$212,348,382
Number of Portfolio Holdings	36
Advisory Fee (net of waivers)	$1,274,889
Portfolio Turnover	89%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.3%
Money Market Funds	1.3%
Purchased Options	0.4%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.3%
Purchased Options	0.4%
Money Market Funds	1.3%
Financials	4.3%
Communications	5.1%
Materials	11.9%
Energy	12.9%
Industrials	13.9%
Technology	24.5%
Consumer Discretionary	26.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Texas Pacific Land Corporation	5.6%
Terawulf, Inc.	5.4%
Uber Technologies, Inc.	5.1%
SharkNinja, Inc.	5.0%
Matador Resources Company	4.8%
Freeport-McMoRan, Inc.	4.7%
DraftKings, Inc.	4.2%
Micron Technology, Inc.	4.0%
Viking Holdings Ltd.	3.5%
First Watch Restaurant Group, Inc.	3.5%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

Hodges Fund - Retail (HDPMX)

Annual Shareholder Report - March 31, 2026

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-HDPMX

Hodges Small Cap Growth Fund

Class A (HDSAX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about Hodges Small Cap Growth Fund for the period of July 29, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The return for the Hodges Small Cap Growth Fund Class A (the "Fund) amounted to a gain of 4.53% in the past six months, compared to a gain of 3.10% for the Russell 2000 Index (the "Russell 2000"). The Fund's return from inception date through March 31, 2026, amounted to a gain of 12.99% compared to a gain of 12.32% for the Russell 2000 during the same period. Performance in the past six months benefited from the Fund's exposure to energy, infrastructure, and semiconductor stocks, which were the strongest contributors to the Russell 2000's performance in the first quarter of 2026. Although small-cap stocks have underperformed large-cap stocks for the better part of the past decade, we still consider the current risk-reward for holding quality small-cap stocks to be attractive. While small-cap stocks tend to experience greater volatility during market turmoil, we expect this segment to deliver above-average, risk-adjusted returns over the long term. Furthermore, many small-cap companies are uniquely positioned to benefit from deregulation, a pick-up in M&A activity, AI productivity enhancements, and the reshoring of manufacturing activity in the year ahead.

The Fund remains well diversified across industrials, transportation, technology, and consumer-related names, which we expect to contribute to the Fund's long-term performance. The Fund recently took profits in several stocks that appeared overvalued relative to their underlying fundamentals and established new positions with an attractive risk/reward profile. The Fund held a total of 47 positions as of March 31, 2026. The top ten holdings amounted to 38.54% of the Fund's holdings and included Matador Resources (MTDR), TeraWulf Inc (WULF), DigitalOcean Holdings Inc (DOCN), Texas Pacific Land Corporation (TPL), Eagle Materials Inc (EXP), Banc of California Inc (BANC), Texas Cap Bancshares Inc (TCBI), Academy Sports & Outdoors Inc (ASO), GATX Corp (GATX), and Gildan Activewear Inc (GIL).

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Hodges Small Cap Growth Fund
S&P 500® Index
Russell 2000® Index
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
$11,299
$11,232
$10,335
07/29/25
07/31/25
08/31/25
09/30/25
10/31/25
11/30/25
12/31/25
01/31/26
02/28/26
03/31/26

Table Summary
	Hodges Small Cap Growth Fund	S&P 500® Index	Russell 2000® Index
07/29/25	$10,000	$10,000	$10,000
07/31/25	$10,000	$9,951	$9,861
08/31/25	$10,784	$10,153	$10,566
09/30/25	$10,809	$10,524	$10,894
10/31/25	$10,586	$10,770	$11,091
11/30/25	$10,888	$10,797	$11,198
12/31/25	$10,719	$10,803	$11,133
01/31/26	$11,400	$10,960	$11,729
02/28/26	$11,831	$10,877	$11,823
03/31/26	$11,299	$10,335	$11,232

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

Table Summary
Since Inception (July 29, 2025)
Hodges Small Cap Growth Fund	12.99%
S&P 500® Index	3.35%
Russell 2000® Index	12.32%

Fund Statistics

Table Summary
Net Assets	$161,473,603
Number of Portfolio Holdings	47
Advisory Fee (net of waivers)	$940,255
Portfolio Turnover	67%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Written Options	-0.1%
Money Market Funds	0.7%
Consumer Staples	1.8%
Health Care	3.2%
Materials	9.2%
Energy	10.8%
Industrials	11.3%
Financials	13.8%
Consumer Discretionary	23.9%
Technology	25.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Matador Resources Company	6.8%
Terawulf, Inc.	4.5%
DigitalOcean Holdings, Inc.	4.3%
Texas Pacific Land Corporation	4.0%
Eagle Materials, Inc.	3.5%
Banc of California, Inc.	3.3%
Texas Capital Bancshares, Inc.	3.2%
Academy Sports & Outdoors, Inc.	3.1%
GATX Corporation	2.9%
Gildan Activewear, Inc.	2.8%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

Hodges Small Cap Growth Fund - Class A (HDSAX)

Annual Shareholder Report - March 31, 2026

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-HDSAX

Hodges Small Cap Growth Fund

Institutional Class (HDSIX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about Hodges Small Cap Growth Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$116	1.04%

How did the Fund perform during the reporting period?

The return for the Hodges Small Cap Growth Fund Institutional Class (the "Fund") amounted to a gain of 4.53% in the past six months, compared to a gain of 3.10% for the Russell 2000 Index (the "Russell 2000"). The Fund's 1-year return as of March 31, 2026, amounted to a gain of 23.95% compared to a gain of 25.72% for the Russell 2000 during the same period. Performance in the past six months benefited from the Fund's exposure to energy, infrastructure, and semiconductor stocks, which were the strongest contributors to the Russell 2000's performance in the first quarter of 2026. Although small-cap stocks have underperformed large-cap stocks for the better part of the past decade, we still consider the current risk-reward for holding quality small-cap stocks to be attractive. While small-cap stocks tend to experience greater volatility during market turmoil, we expect this segment to deliver above-average, risk-adjusted returns over the long term. Furthermore, many small-cap companies are uniquely positioned to benefit from deregulation, a pick-up in M&A activity, AI productivity enhancements, and the reshoring of manufacturing activity in the year ahead.

The Fund remains well diversified across industrials, transportation, technology, and consumer-related names, which we expect to contribute to the Fund's long-term performance. The Fund recently took profits in several stocks that appeared overvalued relative to their underlying fundamentals and established new positions with an attractive risk/reward profile. The Fund held a total of 44 positions as of March 31, 2026. The top ten holdings amounted to 38.54% of the Fund's holdings and included Matador Resources (MTDR), TeraWulf Inc (WULF), DigitalOcean Holdings Inc (DOCN), Texas Pacific Land Corporation (TPL), Eagle Materials Inc (EXP), Banc of California Inc (BANC), Texas Cap Bancshares Inc (TCBI), Academy Sports & Outdoors Inc (ASO), GATX Corp (GATX), and Gildan Activewear Inc (GIL).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Hodges Small Cap Growth Fund
S&P 500® Index
Russell 2000® Index
$40,000
$30,000
$20,000
$10,000
$0
$37,594
$27,260
$25,659
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	Hodges Small Cap Growth Fund	S&P 500® Index	Russell 2000® Index
Mar-2016	$10,000	$10,000	$10,000
Mar-2017	$11,721	$11,717	$12,622
Mar-2018	$13,220	$13,357	$14,110
Mar-2019	$12,855	$14,625	$14,399
Mar-2020	$7,782	$13,605	$10,945
Mar-2021	$19,544	$21,271	$21,326
Mar-2022	$19,806	$24,599	$20,092
Mar-2023	$18,934	$22,698	$17,760
Mar-2024	$23,103	$29,480	$21,260
Mar-2025	$21,992	$31,913	$20,409
Mar-2026	$27,260	$37,594	$25,659

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Hodges Small Cap Growth Fund	23.95%	6.88%	10.55%
S&P 500® Index	17.80%	12.06%	14.16%
Russell 2000® Index	25.72%	3.77%	9.88%

Fund Statistics

Table Summary
Net Assets	$161,473,603
Number of Portfolio Holdings	47
Advisory Fee (net of waivers)	$940,255
Portfolio Turnover	67%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Written Options	-0.1%
Money Market Funds	0.7%
Consumer Staples	1.8%
Health Care	3.2%
Materials	9.2%
Energy	10.8%
Industrials	11.3%
Financials	13.8%
Consumer Discretionary	23.9%
Technology	25.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Matador Resources Company	6.8%
Terawulf, Inc.	4.5%
DigitalOcean Holdings, Inc.	4.3%
Texas Pacific Land Corporation	4.0%
Eagle Materials, Inc.	3.5%
Banc of California, Inc.	3.3%
Texas Capital Bancshares, Inc.	3.2%
Academy Sports & Outdoors, Inc.	3.1%
GATX Corporation	2.9%
Gildan Activewear, Inc.	2.8%

Material Fund Changes

Effective July 29, 2025, the Adviser contractually agreed to reduce its fees and pay the Small Cap Growth Fund's expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class specific expenses) in order to limit Net Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Small Cap Growth Fund to 0.99% of the Small Cap Growth Fund's average net assets for Institutional Class shares, lowering the expense cap from the previous level of 1.15%.

Hodges Small Cap Growth Fund - Institutional (HDSIX)

Annual Shareholder Report - March 31, 2026

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-HDSIX

Hodges Small Cap Growth Fund

Retail Class (HDPSX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about Hodges Small Cap Growth Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$144	1.29%

How did the Fund perform during the reporting period?

The return for the Hodges Small Cap Growth Fund Retail Class (the "Fund") amounted to a gain of 4.53% in the past six months, compared to a gain of 3.10% for the Russell 2000 Index (the "Russell 2000"). The Fund's 1-year return as of March 31, 2026, amounted to a gain of 23.67% compared to a gain of 25.72% for the Russell 2000 during the same period. Performance in the past six months benefited from the Fund's exposure to energy, infrastructure, and semiconductor stocks, which were the strongest contributors to the Russell 2000's performance in the first quarter of 2026. Although small-cap stocks have underperformed large-cap stocks for the better part of the past decade, we still consider the current risk-reward for holding quality small-cap stocks to be attractive. While small-cap stocks tend to experience greater volatility during market turmoil, we expect this segment to deliver above-average, risk-adjusted returns over the long term. Furthermore, many small-cap companies are uniquely positioned to benefit from deregulation, a pick-up in M&A activity, AI productivity enhancements, and the reshoring of manufacturing activity in the year ahead.

The Fund remains well diversified across industrials, transportation, technology, and consumer-related names, which we expect to contribute to the Fund's long-term performance. The Fund recently took profits in several stocks that appeared overvalued relative to their underlying fundamentals and established new positions with an attractive risk/reward profile. The Fund held a total of 47 positions as of March 31, 2026. The top ten holdings amounted to 38.54% of the Fund's holdings and included Matador Resources (MTDR), TeraWulf Inc (WULF), DigitalOcean Holdings Inc (DOCN), Texas Pacific Land Corporation (TPL), Eagle Materials Inc (EXP), Banc of California Inc (BANC), Texas Cap Bancshares Inc (TCBI), Academy Sports & Outdoors Inc (ASO), GATX Corp (GATX), and Gildan Activewear Inc (GIL).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Hodges Small Cap Growth Fund
S&P 500® Index
Russell 2000® Index
$40,000
$30,000
$20,000
$10,000
$0
$37,594
$26,567
$25,659
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	Hodges Small Cap Growth Fund	S&P 500® Index	Russell 2000® Index
Mar-2016	$10,000	$10,000	$10,000
Mar-2017	$11,681	$11,717	$12,622
Mar-2018	$13,140	$13,357	$14,110
Mar-2019	$12,751	$14,625	$14,399
Mar-2020	$7,703	$13,605	$10,945
Mar-2021	$19,279	$21,271	$21,326
Mar-2022	$19,495	$24,599	$20,092
Mar-2023	$18,582	$22,698	$17,760
Mar-2024	$22,632	$29,480	$21,260
Mar-2025	$21,483	$31,913	$20,409
Mar-2026	$26,567	$37,594	$25,659

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Hodges Small Cap Growth Fund	23.67%	6.62%	10.26%
S&P 500® Index	17.80%	12.06%	14.16%
Russell 2000® Index	25.72%	3.77%	9.88%

Fund Statistics

Table Summary
Net Assets	$161,473,603
Number of Portfolio Holdings	47
Advisory Fee (net of waivers)	$940,255
Portfolio Turnover	67%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Written Options	-0.1%
Money Market Funds	0.7%
Consumer Staples	1.8%
Health Care	3.2%
Materials	9.2%
Energy	10.8%
Industrials	11.3%
Financials	13.8%
Consumer Discretionary	23.9%
Technology	25.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Matador Resources Company	6.8%
Terawulf, Inc.	4.5%
DigitalOcean Holdings, Inc.	4.3%
Texas Pacific Land Corporation	4.0%
Eagle Materials, Inc.	3.5%
Banc of California, Inc.	3.3%
Texas Capital Bancshares, Inc.	3.2%
Academy Sports & Outdoors, Inc.	3.1%
GATX Corporation	2.9%
Gildan Activewear, Inc.	2.8%

Material Fund Changes

Effective July 29, 2025, the Adviser contractually agreed to reduce its fees and pay the Small Cap Growth Fund's expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class specific expenses) in order to limit Net Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Small Cap Growth Fund to 0.99% of the Small Cap Growth Fund's average net assets for Retail Class shares, lowering the expense cap from the previous level of 1.15%.

Hodges Small Cap Growth Fund - Retail (HDPSX)

Annual Shareholder Report - March 31, 2026

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-HDPSX

Hodges Small Intrinsic Value Fund

Institutional Class (HSVIX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about Hodges Small Intrinsic Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$106	0.98%

How did the Fund perform during the reporting period?

The Hodges Small Intrinsic Value Fund Institutional Class (the "Fund") experienced a gain of 1.20% in the past six months, compared to an increase of 8.37% for the Russell 2000 Value Index (the "Russell 2000"). The Fund's 1-year performance as of March 31, 2026, amounted to a gain of 15.46% compared to an increase of 28.09% for the Russell 2000 during the same period. The Fund's underperformance, relative to the Russell 2000, has been due to weakness in consumer discretionary stocks and a lack of exposure to healthcare and biotech stocks.

The number of positions held in the Fund at the end of the recent quarter was 45. As of March 31, 2026, the top holdings represented 35.84% of the Fund's assets. They included Academy Sports & Outdoors (ASO), Banc of California Inc (BANC), Bank Ozk (OZK), Texas Capital Bancshares (TCBI), Eagle Materials Inc (EXP), Gulfport Energy Operating Corp (GPOR), Citi Trends Inc (CTRN), Primoris Services Corp (PRIM), Matador Resources (MTDR) and Powell Industries Inc (POWL).

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Hodges Small Intrinsic Value Fund
S&P 500® Index
Russell 2000® Value Index
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
$12,273
$11,515
$9,815
Jul-2024
Mar-2025
Mar-2026

Table Summary
	Hodges Small Intrinsic Value Fund	S&P 500® Index	Russell 2000® Value Index
Jul-2024	$10,000	$10,000	$10,000
Mar-2025	$8,474	$10,418	$8,990
Mar-2026	$9,815	$12,273	$11,515

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (July 30, 2024)
Hodges Small Intrinsic Value Fund	15.82%	-1.11%
S&P 500® Index	17.80%	13.06%
Russell 2000® Value Index	28.09%	8.82%

Fund Statistics

Table Summary
Net Assets	$51,003,435
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$183,718
Portfolio Turnover	69%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.6%
Health Care	1.8%
Real Estate	3.7%
Energy	6.1%
Technology	8.5%
Materials	13.1%
Industrials	19.0%
Financials	19.8%
Consumer Discretionary	27.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Academy Sports & Outdoors, Inc.	5.9%
Banc of California, Inc.	4.6%
Bank OZK	3.5%
Texas Capital Bancshares, Inc.	3.3%
Eagle Materials, Inc.	3.3%
Gulfport Energy Corporation	3.2%
Citi Trends, Inc.	3.1%
Primoris Services Corporation	2.9%
Matador Resources Company	2.9%
Powell Industries, Inc.	2.8%

Material Fund Changes

No material changes occurred during the year ended March 31, 2026.

Hodges Small Intrinsic Value Fund - Institutional (HSVIX)

Annual Shareholder Report - March 31, 2026

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-HSVIX

Hodges Small Intrinsic Value Fund

Retail Class (HDSVX)

Annual Shareholder Report - March 31, 2026

Fund Overview

This annual shareholder report contains important information about Hodges Small Intrinsic Value Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$137	1.27%

How did the Fund perform during the reporting period?

The Hodges Small Intrinsic Value Fund Retail Class (the "Fund") experienced a gain of 1.20% in the past six months, compared to an increase of 8.37% for the Russell 2000 Value Index (the "Russell 2000"). The Fund's 1-year performance as of March 31, 2026, amounted to a gain of 15.46% compared to an increase of 28.09% for the Russell 2000 during the same period. The Fund's underperformance, relative to the Russell 2000, has been due to weakness in consumer discretionary stocks and a lack of exposure to healthcare and biotech stocks.

The number of positions held in the Fund at the end of the recent quarter was 45. As of March 31, 2026, the top holdings represented 35.84% of the Fund's assets. They included Academy Sports & Outdoors (ASO), Banc of California Inc (BANC), Bank Ozk (OZK), Texas Capital Bancshares (TCBI), Eagle Materials Inc (EXP), Gulfport Energy Operating Corp (GPOR), Citi Trends Inc (CTRN), Primoris Services Corp (PRIM), Matador Resources (MTDR) and Powell Industries Inc (POWL).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Hodges Small Intrinsic Value Fund
S&P 500® Index
Russell 2000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$37,594
$25,032
$21,986
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	Hodges Small Intrinsic Value Fund	S&P 500® Index	Russell 2000® Value Index
Mar-2016	$10,000	$10,000	$10,000
Mar-2017	$11,653	$11,717	$12,937
Mar-2018	$12,765	$13,357	$13,600
Mar-2019	$11,372	$14,625	$13,624
Mar-2020	$6,990	$13,605	$9,585
Mar-2021	$17,721	$21,271	$18,888
Mar-2022	$19,946	$24,599	$19,515
Mar-2023	$18,764	$22,698	$16,987
Mar-2024	$22,511	$29,480	$20,172
Mar-2025	$19,042	$31,913	$19,542
Mar-2026	$21,986	$37,594	$25,032

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Hodges Small Intrinsic Value Fund	15.46%	4.41%	8.20%
S&P 500® Index	17.80%	12.06%	14.16%
Russell 2000® Value Index	28.09%	5.79%	9.61%

Fund Statistics

Table Summary
Net Assets	$51,003,435
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$183,718
Portfolio Turnover	69%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.6%
Health Care	1.8%
Real Estate	3.7%
Energy	6.1%
Technology	8.5%
Materials	13.1%
Industrials	19.0%
Financials	19.8%
Consumer Discretionary	27.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Academy Sports & Outdoors, Inc.	5.9%
Banc of California, Inc.	4.6%
Bank OZK	3.5%
Texas Capital Bancshares, Inc.	3.3%
Eagle Materials, Inc.	3.3%
Gulfport Energy Corporation	3.2%
Citi Trends, Inc.	3.1%
Primoris Services Corporation	2.9%
Matador Resources Company	2.9%
Powell Industries, Inc.	2.8%

Material Fund Changes

Effective July 29, 2025, the Adviser contractually agreed to reduce its fees and pay the Small Intrinsic Value Fund's expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class specific expenses) in order to limit Net Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Small Intrinsic Value Fund to 1.01% of the Small Intrinsic Value Fund's average net assets for Retail Class shares, lowering the expense cap from the previous level of 1.03%.

Hodges Small Intrinsic Value Fund - Retail (HDSVX)

Annual Shareholder Report - March 31, 2026

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 033126-HDSVX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Rhoades is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026 – $64,000
2025 – $64,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026 – $11,000
2025 – $11,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal years ended March 31, 2025 and 2026.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended March 31, 2025 and 2026, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.
(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Hodges Fund
Retail Class (Symbol: HDPMX)

Small Cap Growth Fund
Class A (Symbol: HDSAX)
Retail Class (Symbol: HDPSX)
Institutional Class (Symbol: HDSIX)

Small Intrinsic Value Fund
Retail Class (Symbol: HDSVX)
Institutional Class (Symbol: HSVIX)

Blue Chip Equity Income Fund
Retail Class (Symbol: HDPBX)

Annual Financial Statements & Additional Information
March 31, 2026

Advised by:
Hodges Capital Management
2905 Maple Avenue
Dallas, Texas 75201

https://www.hodgesfunds.com/	1-866-811-0224

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Schedules of Investments	1

Statements of Assets and Liabilities	15

Statements of Operations	16

Statements of Changes in Net Assets	17

Financial Highlights	23

Notes to Financial Statements	30

Report of Independent Registered Public Accounting Firm	40

Additional Information	41

HODGES FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6%
	APPAREL & TEXTILE PRODUCTS - 4.7%
80,000	Gildan Activewear, Inc.	$4,452,000
165,000	On Holding A.G.(a)	5,613,300
		10,065,300
	AUTOMOTIVE - 2.6%
15,000	Tesla, Inc.(a)	5,576,250

	BANKING - 2.5%
300,000	Banc of California, Inc.	5,274,000

	COMMERCIAL SUPPORT SERVICES - 4.6%
200,000	CoreCivic, Inc.(a)	3,782,000
360,000	GEO Group, Inc. (The)(a)	6,051,600
		9,833,600
	CONSTRUCTION MATERIALS - 2.7%
30,000	Eagle Materials, Inc.	5,683,500

	E-COMMERCE DISCRETIONARY - 1.9%
1,250,000	Stitch Fix, Inc., Class A(a)	4,137,500

	ELECTRICAL EQUIPMENT - 3.1%
12,000	Powell Industries, Inc.	6,492,960

	HOME & OFFICE PRODUCTS - 5.0%
100,000	SharkNinja, Inc.(a)	10,590,000

	INTERNET MEDIA & SERVICES - 5.1%
150,000	Uber Technologies, Inc.(a)	10,789,500

	LEISURE FACILITIES & SERVICES - 11.1%
415,000	DraftKings, Inc.(a)	8,972,300
700,000	First Watch Restaurant Group, Inc.(a)	7,336,000
100,000	Viking Holdings Ltd.(a)	7,348,000
		23,656,300

See accompanying notes to financial statements.

HODGES FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	METALS & MINING - 4.7%
170,000	Freeport-McMoRan, Inc.	$9,992,600

	OIL & GAS PRODUCERS - 12.9%
50,000	Expand Energy Corporation	5,489,000
160,000	Matador Resources Company	10,108,800
25,000	Texas Pacific Land Corporation	11,864,000
		27,461,800
	RETAIL - DISCRETIONARY - 0.7%
10,000	RH(a)	1,398,200

	SEMICONDUCTORS - 12.1%
17,500	Applied Materials, Inc.	5,981,325
25,000	Micron Technology, Inc.	8,446,000
35,000	NVIDIA Corporation	6,104,000
15,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5,069,250
		25,600,575
	SOFTWARE - 7.0%
150,000	Clear Secure, Inc., Class A	7,261,500
35,000	Palantir Technologies, Inc., Class A(a)	5,119,800
20,000	Twilio, Inc., Class A(a)	2,516,400
		14,897,700
	SPECIALTY FINANCE - 1.8%
40,000	Circle Internet Group, Inc.(a)	3,816,400

	STEEL - 4.5%
13,500	Carpenter Technology Corporation	5,321,025
500,000	Cleveland-Cliffs, Inc.(a)	4,225,000
		9,546,025
	TECHNOLOGY SERVICES - 5.4%
800,000	Terawulf, Inc.(a)	11,544,000

	TRANSPORTATION & LOGISTICS - 6.2%
250,000	American Airlines Group, Inc.(a)	2,685,000
20,000	FedEx Corporation	7,123,600

See accompanying notes to financial statements.

HODGES FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	TRANSPORTATION & LOGISTICS - 6.2% (Continued)
20,000	Matson, Inc.	$3,278,800
		13,087,400

	TOTAL COMMON STOCKS (Cost $132,228,300)	209,443,610

	SHORT-TERM INVESTMENT — 1.3%
	MONEY MARKET FUND - 1.3%
2,731,444	First American Treasury Obligations Fund, Class X, 3.59% (Cost $2,731,444)(b)	2,731,444

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 0.4%
	CALL OPTIONS PURCHASED - 0.4%
500	Amazon.com, Inc. (Cost - $1,713,371)	WFC	05/15/2026	200.00	10,413,500	871,500

	TOTAL INVESTMENTS - 100.3% (Cost $136,673,115)					$213,046,554
	CALL OPTIONS WRITTEN - 0.0%(d) (Premiums received - $70,192)					(64,500)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%					(633,672)
	NET ASSETS - 100.0%					$212,348,382

	WRITTEN EQUITY OPTIONS - 0.0%(d)
	CALL OPTIONS WRITTEN - 0.0%(d)
300	Matador Resources Company (Cost – 70,192)	WFC	05/15/2026	67.50	1,895,400	64,500

ADR	- American Depositary Receipt

Ltd.	- Limited Company

WFC	- Wells Fargo

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(d)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

HODGES SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4%
	APPAREL & TEXTILE PRODUCTS - 4.2%
80,000	Gildan Activewear, Inc.	$4,452,000
67,600	On Holding A.G.(a)	2,299,752
		6,751,752
	BANKING - 8.8%
300,000	Banc of California, Inc.	5,274,000
80,000	Bank OZK	3,671,200
55,000	Texas Capital Bancshares, Inc.(a)	5,218,400
		14,163,600
	BIOTECH & PHARMA - 2.1%
52,000	Halozyme Therapeutics, Inc.(a)	3,360,760

	COMMERCIAL SUPPORT SERVICES - 1.9%
185,000	GEO Group, Inc. (The)(a)	3,109,850

	CONSTRUCTION MATERIALS - 3.5%
30,000	Eagle Materials, Inc.	5,683,500

	ELECTRICAL EQUIPMENT - 1.5%
4,500	Powell Industries, Inc.	2,434,860

	ENGINEERING & CONSTRUCTION - 3.7%
20,000	Arcosa, Inc.	2,122,800
50,000	Tutor Perini Corporation	3,859,500
		5,982,300
	HEALTH CARE FACILITIES & SERVICES - 1.2%
25,000	US Physical Therapy, Inc.	1,874,000

	HOME & OFFICE PRODUCTS - 3.0%
30,000	SharkNinja, Inc.(a)	3,177,000
30,000	Whirlpool Corporation	1,617,600
		4,794,600
	HOME CONSTRUCTION - 2.5%
70,000	Taylor Morrison Home Corporation(a)	4,076,800

See accompanying notes to financial statements.

HODGES SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	INSURANCE - 2.1%
20,000	Hanover Insurance Group, Inc. (The)	$3,467,000

	LEISURE FACILITIES & SERVICES - 7.0%
90,000	Cinemark Holdings, Inc.	2,566,800
210,000	First Watch Restaurant Group, Inc.(a)	2,200,800
17,500	Texas Roadhouse, Inc.	2,889,950
29,000	Vail Resorts, Inc.	3,721,280
		11,378,830
	OIL & GAS PRODUCERS - 10.8%
175,000	Matador Resources Company	11,056,500
13,500	Texas Pacific Land Corporation	6,406,560
		17,463,060
	RETAIL - CONSUMER STAPLES - 1.8%
80,000	BBB Foods, Inc.(a)	2,829,600

	RETAIL - DISCRETIONARY - 7.1%
90,000	Academy Sports & Outdoors, Inc.	5,080,500
100,000	Ethan Allen Interiors, Inc.	2,226,000
15,000	RH(a)	2,097,300
135,000	Shoe Carnival, Inc.	2,104,650
		11,508,450
	SEMICONDUCTORS - 8.2%
22,000	IPG Photonics Corporation(a)	2,520,980
230,000	MaxLinear, Inc., Class A(a)	3,999,700
31,000	Semtech Corporation(a)	2,383,590
25,000	Tower Semiconductor Ltd.(a)	4,387,000
		13,291,270
	SOFTWARE - 8.0%
160,000	Alkami Technology, Inc.(a)	2,507,200
75,000	Clear Secure, Inc., Class A	3,630,750
80,000	DigitalOcean Holdings, Inc.(a)	6,862,400
		13,000,350

See accompanying notes to financial statements.

HODGES SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	SPECIALTY FINANCE - 2.9%
27,000	GATX Corporation	$4,609,980

	STEEL - 5.7%
7,000	Carpenter Technology Corporation	2,759,050
250,000	Cleveland-Cliffs, Inc.(a)	2,112,500
70,000	Commercial Metals Company	4,300,100
		9,171,650
	TECHNOLOGY HARDWARE - 4.7%
85,000	Aviat Networks, Inc.(a)	1,921,850
140,000	Knowles Corporation(a)	3,595,200
10,000	Plexus Corporation(a)	2,025,400
		7,542,450
	TECHNOLOGY SERVICES - 4.5%
500,000	Terawulf, Inc.(a)	7,215,000

	TRANSPORTATION & LOGISTICS - 4.2%
22,000	Kirby Corporation(a)	2,923,360
200,000	Navigator Holdings Ltd.	3,866,000
		6,789,360

	TOTAL COMMON STOCKS (Cost $102,273,423)	160,499,022

	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
1,157,751	First American Treasury Obligations Fund, Class X, 3.59% (Cost $1,157,751)(b)	1,157,751

	TOTAL INVESTMENTS - 100.1% (Cost $103,431,174)	$161,656,773
	CALL OPTIONS WRITTEN - (0.1)% (Premiums received - $94,371)	(149,500)
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(c)	(33,670)
	NET ASSETS - 100.0%	$161,473,603

See accompanying notes to financial statements.

HODGES SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (0.1)%
	CALL OPTIONS WRITTEN- (0.1)%
100	DigitalOcean Holdings, Inc.	WFC	04/10/2026	$74.00	$857,800	$125,500
100	DigitalOcean Holdings, Inc.	WFC	04/10/2026	90.00	857,800	24,000
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $94,371)					$149,500

Ltd.	- Limited Company

WFC	- Wells Fargo

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(c)	Amount represents less than 0.05%.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3%
	APPAREL & TEXTILE PRODUCTS - 3.9%
16,800	Kontoor Brands, Inc.	$1,180,872
24,000	Steven Madden Ltd.	814,080
		1,994,952
	AUTOMOTIVE - 3.7%
24,700	Cooper-Standard Holdings, Inc.(a)	688,389
65,300	Garrett Motion, Inc.	1,186,501
		1,874,890
	BANKING - 16.5%
132,740	Banc of California, Inc.	2,333,568
39,340	Bank OZK	1,805,313
75,025	Bridgewater Bancshares, Inc.(a)	1,327,943
17,850	Texas Capital Bancshares, Inc.(a)	1,693,608
21,360	Triumph Financial, Inc.(a)	1,274,338
		8,434,770
	BIOTECH & PHARMA - 1.7%
13,700	Halozyme Therapeutics, Inc.(a)	885,431

	COMMERCIAL SUPPORT SERVICES - 2.5%
75,700	GEO Group, Inc. (The)(a)	1,272,517

	CONSTRUCTION MATERIALS - 3.3%
8,850	Eagle Materials, Inc.	1,676,633

	CONTAINERS & PACKAGING - 1.6%
37,700	Myers Industries, Inc.	798,486

	ELECTRICAL EQUIPMENT - 2.8%
2,670	Powell Industries, Inc.	1,444,684

	ENGINEERING & CONSTRUCTION - 2.9%
10,500	Primoris Services Corporation	1,501,920

See accompanying notes to financial statements.

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	HOME & OFFICE PRODUCTS - 1.2%
11,600	Whirlpool Corporation	$625,472

	HOME CONSTRUCTION - 2.2%
19,475	Taylor Morrison Home Corporation(a)	1,134,224

	HOTEL REIT - 1.2%
6,400	Ryman Hospitality Properties, Inc.	590,528

	INDUSTRIAL INTERMEDIATE PRODUCTS – 2.7%
4,550	AZZ, Inc.	569,342
98,300	Hillman Solutions Corporation(a)	817,856
		1,387,198
	INSURANCE - 3.3%
5,700	Hanover Insurance Group, Inc. (The)	988,095
15,800	Horace Mann Educators Corporation	674,344
		1,662,439
	LEISURE FACILITIES & SERVICES - 1.8%
31,500	Cinemark Holdings, Inc.	898,380

	METALS & MINING - 3.4%
7,400	Core Natural Resources, Inc.	775,002
184,400	Vox Royalty Corporation	966,256
		1,741,258
	OIL & GAS PRODUCERS - 6.1%
7,665	Gulfport Energy Corporation(a)	1,621,684
23,600	Matador Resources Company	1,491,048
		3,112,732
	REAL ESTATE OWNERS & DEVELOPERS - 2.5%
41,700	Stratus Properties, Inc.(a)	1,272,684

	RETAIL - DISCRETIONARY - 14.6%
53,100	Academy Sports & Outdoors, Inc.	2,997,494

See accompanying notes to financial statements.

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	RETAIL - DISCRETIONARY - 14.6% (Continued)
36,700	Citi Trends, Inc.(a)	$1,589,844
67,000	Haverty Furniture Companies, Inc.	1,419,060
5,600	Patrick Industries, Inc.	621,992
53,318	Shoe Carnival, Inc.	831,228
		7,459,618
	SEMICONDUCTORS - 4.4%
57,700	MaxLinear, Inc., Class A(a)	1,003,403
7,000	Tower Semiconductor Ltd.(a)	1,228,360
		2,231,763
	SOFTWARE - 1.0%
32,600	Alkami Technology, Inc.(a)	510,842

	STEEL - 4.9%
126,570	Cleveland-Cliffs, Inc.(a)	1,069,517
22,850	Commercial Metals Company	1,403,675
		2,473,192
	TECHNOLOGY HARDWARE - 3.2%
26,100	Aviat Networks, Inc.(a)	590,121
23,400	NCR Atleos Corporation(a)	1,019,772
		1,609,893
	TRANSPORTATION & LOGISTICS - 4.4%
7,200	Kirby Corporation(a)	956,736
67,660	Navigator Holdings Ltd.	1,307,867
		2,264,603
	TRANSPORTATION EQUIPMENT - 3.5%
16,900	Blue Bird Corporation(a)	959,751
16,000	Greenbrier Companies, Inc. (The)	842,400
		1,802,151

	TOTAL COMMON STOCKS (Cost $41,630,447)	50,661,260

See accompanying notes to financial statements.

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
321,002	First American Treasury Obligations Fund, Class X, 3.59% (Cost $321,002)(b)	$321,002

	TOTAL INVESTMENTS - 100.0% (Cost $41,951,449)	$50,982,262
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(c)	21,173
	NET ASSETS - 100.0%	$51,003,435

Ltd.	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(c)	Amount represents less than 0.05%.

See accompanying notes to financial statements.

HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4%
	AEROSPACE & DEFENSE - 9.0%
12,000	Boeing Company (The)(a)	$2,388,360
5,000	General Electric Company	1,418,850
8,000	RTX Corporation	1,543,200
		5,350,410
	BANKING - 7.6%
23,000	Citigroup, Inc.	2,608,430
6,500	JPMorgan Chase & Company	1,912,040
		4,520,470
	BIOTECH & PHARMA - 6.5%
8,000	AbbVie, Inc.	1,739,920
1,250	Eli Lilly & Company	1,149,712
8,000	Merck & Company, Inc.	962,320
		3,851,952
	E-COMMERCE DISCRETIONARY - 3.1%
9,000	Amazon.com, Inc.(a)	1,874,430

	FOOD - 1.9%
18,000	Tyson Foods, Inc., Class A	1,153,260

	HOME & OFFICE PRODUCTS - 2.2%
24,000	Whirlpool Corporation	1,294,080

	HOUSEHOLD PRODUCTS - 1.9%
8,000	Procter & Gamble Company (The)	1,155,520

	INSTITUTIONAL FINANCIAL SERVICES - 7.5%
2,750	Goldman Sachs Group, Inc. (The)	2,326,473
13,000	Morgan Stanley	2,139,410
		4,465,883
	INTERNET MEDIA & SERVICES - 2.9%
3,000	Meta Platforms, Inc., Class A	1,716,390

See accompanying notes to financial statements.

HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	LEISURE FACILITIES & SERVICES - 1.8%
4,000	Royal Caribbean Cruises Ltd.	$1,100,720

	RETAIL - CONSUMER STAPLES - 9.8%
2,500	Costco Wholesale Corporation	2,491,075
27,000	Walmart, Inc.	3,355,560
		5,846,635
	RETAIL - DISCRETIONARY - 2.2%
4,000	Home Depot, Inc. (The)	1,315,560

	SEMICONDUCTORS - 15.2%
10,000	Broadcom, Inc.	3,095,100
22,500	NVIDIA Corporation	3,924,000
6,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,027,700
		9,046,800
	SOFTWARE - 3.1%
5,000	Microsoft Corporation	1,850,850

	SPECIALTY FINANCE - 3.6%
7,000	American Express Company	2,117,360

	TECHNOLOGY HARDWARE - 5.1%
12,000	Apple, Inc.	3,045,480

	TECHNOLOGY SERVICES - 2.8%
7,000	International Business Machines Corporation	1,696,730

	TOBACCO & CANNABIS - 2.8%
10,000	Philip Morris International, Inc.	1,653,400

	TRANSPORTATION & LOGISTICS - 6.2%
40,000	Southwest Airlines Company	1,502,800
9,000	Union Pacific Corporation	2,183,580
		3,686,380

See accompanying notes to financial statements.

HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	TRANSPORTATION EQUIPMENT - 3.2%
3,500	Cummins, Inc.	$1,883,070

	TOTAL COMMON STOCKS (Cost $39,669,056)	58,625,380

	SHORT-TERM INVESTMENT — 0.8%
	MONEY MARKET FUND - 0.8%
448,431	First American Treasury Obligations Fund, Class X, 3.59% (Cost $448,431)(b)	448,431

	TOTAL INVESTMENTS - 99.2% (Cost $40,117,487)	$59,073,811
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	476,872
	NET ASSETS - 100.0%	$59,550,683

ADR	- American Depositary Receipt

Ltd.	- Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026

		Small Cap		Small Intrinsic	Blue Chip Equity
	Hodges Fund	Growth Fund		Value Fund	Income Fund
ASSETS:
Investments in securities, at cost	$136,673,115	$103,431,174		$41,951,449	$40,117,487
Investments in securities, at value	213,046,554	161,656,773		50,982,262	59,073,811
Receivable for securities sold	3,574,842	1,135,206		397,965	1,824,228
Receivable for fund shares sold	219,379	39,771		17,855	266,093
Dividends and interest receivable	120,352	159,876		43,768	36,198
Other assets	22,152	32,846		7,889	21,935
Total Assets	216,983,279	163,024,472		51,449,739	61,222,265

LIABILITIES:
Options written, at fair value
(Premiums received: $70,192, $94,371, $-, and $-, respectively)	64,500	149,500		—	—
Payable for securities purchased	4,392,510	1,240,849		399,414	1,589,105
Accrued advisory fee	92,552	84,092		5,922	22,684
Distribution (12b-1) fees payable	46,697	26,643		10,551	12,742
Payable for fund shares redeemed	16,427	4,307		—	27,586
Payable to related parties	6,420	14,512		9,890	76
Other accrued expenses	15,791	30,966		20,527	19,389
Total Liabilities	4,634,897	1,550,869		446,304	1,671,582
NET ASSETS	$212,348,382	$161,473,603		$51,003,435	$59,550,683

COMPONENTS OF NET ASSETS
Paid in capital	$120,459,917	$87,051,063		$42,725,963	$37,568,778
Total distributable earnings	91,888,465	74,422,540		8,277,472	21,981,905
NET ASSETS	$212,348,382	$161,473,603		$51,003,435	$59,550,683

NET ASSET VALUE PER SHARE
CLASS A SHARES
Net assets	$—	$28		$—	$—
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	—	1		—	—
Net asset value and redemption price per share	$—	$21.24	*	$—	$—
Maximum offering price per share (maximum sales charge of 4.50%)	$—	$22.24		$—	$—
RETAIL CLASS SHARES
Net assets	$212,348,382	$124,987,259		$49,923,502	$59,550,683
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	2,765,333	5,885,367		2,640,824	2,259,159
Net asset value, offering and redemption price per share	$76.79	$21.24		$18.90	$26.36
INSISTUTIONAL CLASS SHARES
Net assets	$—	$36,486,316		$1,079,933	$—
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	—	1,565,825		57,130	—
Net asset value, offering and redemption price per share	$—	$23.30		$18.90	$—

*	Net asset value may not recalculate due to the rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2026

		Small Cap	Small Intrinsic	Blue Chip Equity
	Hodges Fund	Growth Fund	Value Fund	Income Fund
INVESTMENT INCOME:
Dividends and interest, net of $22,710, $6,599, $-, and $5,050 foreign withholding tax, respectively	$1,327,834	$1,639,006	$632,520	$839,669
Total investment income	1,327,834	1,639,006	632,520	839,669

EXPENSES:
Investment advisory fees	1,783,115	1,360,706	448,433	358,757
Distribution (12b-1) fees:
Retail Class	524,446	307,870	129,076	137,984
Shareholder Servicing fees	179,841	257,231	63,835	21,828
Administration fees	122,008	106,678	50,211	36,384
Transfer agent fees	93,347	76,745	60,575	35,330
Accounting fees	88,389	73,687	19,292	17,513
Shareholder reports	43,231	45,947	26,364	9,701
Legal fees	30,665	30,734	28,445	23,934
Registration fees	29,132	43,822	29,232	28,161
Trustee fees and expenses	27,701	28,802	28,692	23,783
Audit and tax fees	19,732	19,786	17,729	17,726
Professional fees	16,694	14,246	9,207	7,168
Insurance fees	14,824	14,895	8,594	7,627
Custody fees	12,986	8,069	8,471	9,782
Other expenses	—	3,283	2,801	3,168
Total expenses	2,986,111	2,392,501	930,957	738,846
Expenses waived	(508,226)	(420,451)	(264,715)	(20,744)
Net expenses	2,477,885	1,972,050	666,242	718,102
NET INVESTMENT INCOME/(LOSS)	(1,150,051)	(333,044)	(33,722)	121,567

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Investments	24,002,157	21,732,885	368,165	5,054,225
Written Options	(837,647)	(46,741)	—	—
Net realized gain	23,164,510	21,686,144	368,165	5,054,225

Net change in unrealized appreciation on
Investments	30,123,383	12,660,844	7,025,314	4,055,899
Written options	5,692	(55,129)	—	—
	30,129,075	12,605,715	7,025,314	4,055,899

Net realized and unrealized gain on investments	53,293,585	34,291,859	7,393,479	9,110,124

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,143,534	$33,958,815	$7,359,757	$9,231,691

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Hodges Fund
	Year Ended	Year Ended
	March 31,	March 31,
	2026	2025
NET ASSETS - BEGINNING OF YEAR	$172,336,206	$186,511,499

OPERATIONS
Net investment loss	(1,150,051)	(672,239)
Net realized gain from investments	23,164,510	24,273,975
Net change in unrealized appreciation/(depreciation) on investments	30,129,075	(27,155,769)
Net increase/(decrease) in net assets resulting from operations	52,143,534	(3,554,033)

DISTRIBUTIONS TO SHAREHOLDERS
Retail Class	(19,580,970)	(9,537,381)
Total distributions to shareholders	(19,580,970)	(9,537,381)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Retail Class	30,365,929	11,718,650
Reinvestment of distributions - Retail Class	19,120,999	9,236,922
Redemption of shares - Retail Class*	(42,037,316)	(22,039,451)

Net increase/(decrease) from capital share transactions	7,449,612	(1,083,879)

Total increase/(decrease) in net assets	40,012,176	(14,175,293)

NET ASSETS - END OF YEAR	$212,348,382	$172,336,206

SHARE ACTIVITY
Retail Class:
Sold	370,540	157,867
Issued on reinvestment of distributions	236,764	123,011
Redeemed	(539,480)	(323,687)
Net increase/(decrease)	67,824	(42,809)

*	Net of redemption fees of $8,036 and $16,454 respectively.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Small Cap Growth Fund
	Year Ended	Year Ended
	March 31,	March 31,
	2026	2025
NET ASSETS - BEGINNING OF YEAR	$152,104,846	$187,943,561

OPERATIONS
Net investment loss	(333,044)	(255,998)
Net realized gain from investments	21,686,144	20,368,592
Net change in unrealized appreciation/(depreciation) on investments	12,605,715	(27,152,463)
Net increase/(decrease) in net assets resulting from operations	33,958,815	(7,039,869)

DISTRIBUTIONS TO SHAREHOLDERS
Class A	(2)	—
Retail Class	(8,740,659)	(18,493,724)
Institutional Class	(2,409,076)	(5,207,238)
Total distributions to shareholders	(11,149,737)	(23,700,962)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Class A#	25	—
Sale of shares - Retail Class	3,851,767	4,140,224
Sale of shares - Institutional Class	2,155,220	3,678,479
Reinvestment of distributions - Class A#	2	—
Reinvestment of distributions - Retail Class	8,606,209	18,208,299
Reinvestment of distributions - Institutional Class	2,357,838	5,088,472
Redemption of shares - Retail Class*	(21,950,941)	(26,940,768)
Redemption of shares - Institutional Class^	(8,460,441)	(9,272,590)

Net decrease from capital share transactions	(13,440,321)	(5,097,884)

Total increase/(decrease) in net assets	9,368,757	(35,838,715)

NET ASSETS - END OF YEAR	$161,473,603	$152,104,846

#	The Small Cap Growth Fund Class A shares commenced investment operations on July 29, 2025.

*	Net of redemption fees of $1,712 and $201, respectively.

^	Net of redemption fees of $517 and $59, respectively.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small Cap Growth Fund
	Year Ended	Year Ended
	March 31,	March 31,
	2026	2025
SHARE ACTIVITY
Class A#:
Sold	1
Issued on reinvestment of distributions	— **
Net increase	1

Retail Class:
Sold	187,413	186,618
Issued on reinvestment of distributions	401,975	816,882
Redeemed	(1,072,885)	(1,232,345)
Net decrease	(483,497)	(228,845)

Institutional Class:
Sold	97,188	158,626
Issued on reinvestment of distributions	100,462	209,920
Redeemed	(371,037)	(394,524)
Net decrease	(173,387)	(25,978)

#	The Small Cap Growth Fund Class A shares commenced investment operations on July 29, 2025.

**	Amount represents less than 0.05 shares.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Small Intrinsic Value Fund
	Year Ended	Year Ended
	March 31,	March 31,
	2026	2025
NET ASSETS - BEGINNING OF YEAR	$54,280,800	$63,088,775

OPERATIONS
Net investment income/(loss)	(33,722)	71,969
Net realized gain from investments	368,165	585,267
Net change in unrealized appreciation/(depreciation) on investments	7,025,314	(10,393,178)
Net increase/(decrease) in net assets resulting from operations	7,359,757	(9,735,942)

DISTRIBUTIONS TO SHAREHOLDERS
Retail Class	(544,435)	(1,859,564)
Institutional Class	(17,262)	(26,623)
Total distributions to shareholders	(561,697)	(1,886,187)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Retail Shares	8,929,351	11,904,422
Sale of shares - Institutional Shares#	386,230	970,020
Reinvestment of distributions - Retail Class	542,447	1,849,069
Reinvestment of distributions - Institutional Class#	17,262	26,623
Redemption of shares - Retail Class*	(19,642,623)	(11,935,874)
Redemption of shares - Institutional Class^#	(308,092)	(106)

Net increase/(decrease) from capital share transactions	(10,075,425)	2,814,154

Total decrease in net assets	(3,277,365)	(8,807,975)

NET ASSETS - END OF YEAR	$51,003,435	$54,280,800

*	Net of redemption fees of $2,351 and $2,944, respectively

^	Net of redemption fees of $54 and $0, respectively.

#	The Small Intrinsic Value Fund Institutional Class commenced investment operations on July 30, 2024.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small Intrinsic Value Fund
	Year Ended	Year Ended
	March 31,	March 31,
	2026	2025
SHARE ACTIVITY
Retail Class:
Sold	510,130	628,774
Issued on reinvestment of distributions	27,932	91,357
Redeemed	(1,128,683)	(623,303)
Net increase/(decrease)	(590,621)	96,828

Institutional Class#:
Sold	21,808	48,915
Issued on reinvestment of distributions	890	1,317
Redeemed	(15,795)	(5)
Net increase	6,903	50,227

#	The Small Intrinsic Value Fund Institutional Class commenced investment operations on July 30, 2024.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Blue Chip Equity Income Fund
	Year Ended	Year Ended
	March 31,	March 31,
	2026	2025
NET ASSETS - BEGINNING OF YEAR	$43,349,247	$41,341,369

OPERATIONS
Net investment income	121,567	191,058
Net realized gain from investments	5,054,225	6,147,798
Net change in unrealized appreciation/(depreciation) on investments	4,055,899	(1,504,346)
Net increase in net assets resulting from operations	9,231,691	4,834,510

DISTRIBUTIONS TO SHAREHOLDERS
Retail Class	(2,927,151)	(5,248,077)
Total distributions to shareholders	(2,927,151)	(5,248,077)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Retail Shares	15,999,335	7,434,320
Reinvestment of distributions - Retail Class	2,815,540	5,018,631
Redemption of shares - Retail Class*	(8,917,979)	(10,031,506)

Net increase from capital share transactions	9,896,896	2,421,445

Total increase in net assets	16,201,436	2,007,878

NET ASSETS - END OF YEAR	$59,550,683	$43,349,247

SHARE ACTIVITY
Retail Class:
Sold	592,864	302,706
Issued on reinvestment of distributions	99,618	206,829
Redeemed	(333,724)	(425,237)
Net increase	358,758	84,298

*	Net of redemption fees of $4,433 and $223, respectively.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year.

	Hodges Fund - Retail Shares
	For the Year Ended	For the Year Ended	For the Year Ended		For the Year Ended	For the Year Ended
	March 31,	March 31,	March 31,		March 31,	March 31,
	2026	2025	2024		2023	2022
Net Asset Value - Beginning of Year	$63.89	$68.06	$51.37		$58.91	$57.39
Investment operations:
Net investment loss[1]	(0.43)	(0.25)	(0.36)		(0.14)	(0.46)
Net realized and unrealized gain/(loss) on investments	20.72	(0.29)	17.49		(7.17)	1.98
Total from investment operations	20.29	(0.54)	17.13		(7.31)	1.52
Distributions to shareholders:
From net realized gain on investments	(7.39)	(3.64)	(0.44)		(0.23)	—
Total distributions to shareholders	(7.39)	(3.64)	(0.44)		(0.23)	—
Paid in capital from redemption fees	0.00 [2]	0.01	0.00	[2]	0.00 [2]	0.00 [2]
Net Asset Value - End of Year	$76.79	$63.89	$68.06		$51.37	$58.91
Total return	31.19%	(1.58)%	33.50	% [3]	(12.44)%	2.70%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.42%	1.23%	1.32%		1.37%	1.35%
After fees waived and expenses absorbed[4]	1.18%	1.18%	1.18%		1.18%	1.17%
Ratios of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.79)%	(0.41)%	(0.78)%		(0.48)%	(0.93)%
After fees waived and expenses absorbed[4]	(0.55)%	(0.37)%	(0.64)%		(0.29)%	(0.76)%
Portfolio turnover rate	89%	94%	103%		74%	96%
Net Assets at end of year/period (millions)	$212.3	$172.3	$186.5		$150.9	$186.4

1	Calculated using the average shares method.

2	Represents less than $0.005.

3	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

4	Effective September 1, 2020, the Advisor contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.15% of the Retail Class’ daily net assets. Effective September 1, 2021, the annual ratio of expenses returned to 1.18% of the Retail Class’ daily net assets. See Note 3.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period.

Small Cap Growth Fund -
Class A Shares
For the Period* Ended
March 31,
2026
Net Asset Value - Beginning of Period	$20.15
Investment operations:
Net investment income[1]	0.16
Net realized and unrealized loss on investments	2.47
Total from investment operations	2.63
Distributions to shareholders:
From net realized gain on investments	(1.54)
Total distributions to shareholders	(1.54)
Net Asset Value - End of Period	$21.24
Total return[2]	12.99%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed [3]	1.55%
After fees waived and expenses absorbed [3]	1.29%
Ratios of net investment loss to average net assets:
Before fees waived and expenses absorbed [3]	(0.53)%
After fees waived and expenses absorbed [3]	(0.27)%
Portfolio turnover rate[2]	67%
Net Assets at end of period	$28

*	The Small Cap Growth Fund Class A shares commenced investment operations on July 29, 2025.

1	Calculated using the average shares method.

2	Not annualized.

3	Annualized.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year.

	Small Cap Growth Fund - Retail Shares
	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2026	2025	2024	2023	2022
Net Asset Value - Beginning of Year	$18.41	$22.13	$19.15	$21.35	$25.28
Investment operations:
Net investment loss[1]	(0.05)	(0.04)	(0.11)	(0.01)	(0.15)
Net realized and unrealized gain/(loss) on investments	4.42	(0.54)	4.09	(1.01)	0.56
Total from investment operations	4.37	(0.58)	3.98	(1.02)	0.41
Distributions to shareholders:
From net realized gain on investments	(1.54)	(3.14)	(1.00)	(1.18)	(4.34)
Total distributions to shareholders	(1.54)	(3.14)	(1.00)	(1.18)	(4.34)
Paid in capital from redemption fees[2]	0.00	0.00	0.00	0.00	0.00
Net Asset Value - End of Year	$21.24	$18.41	$22.13	$19.15	$21.35
Total return	23.67%	(5.08)%	21.80%	(4.68)%	1.12%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.55%	1.29%	1.36%	1.40%	1.38%
After fees waived and expenses absorbed[3]	1.29%	1.29%	1.36%	1.40%	1.36%
Ratios of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.53)%	(0.20)%	(0.54)%	(0.04)%	(0.62)%
After fees waived and expenses absorbed[3]	(0.27)%	(0.20)%	(0.54)%	(0.04)%	(0.60)%
Portfolio turnover rate	67%	60%	62%	69%	67%
Net Assets at end of year/period (millions)	$125.0	$117.3	$146.0	$139.4	$161.1

1	Calculated using the average shares method.

2	Represents less than $0.005.

3	Effective September 1, 2020, the Advisor contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.37% of the Retail Class’ daily net assets. Effective September 1, 2021, the annual ratio of expenses returned to 1.40% of the Retail Class’ daily net assets. See Note 3.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year.

	Small Cap Growth Fund - Institutional Shares
	For the Year Ended	For the Year Ended		For the Year Ended		For the Year Ended	For the Year Ended
	March 31,	March 31,		March 31,		March 31,	March 31,
	2026	2025		2024		2023	2022
Net Asset Value - Beginning of Year	$20.03	$23.77		$20.45		$22.66	$26.51
Investment operations:
Net investment income/(loss)[1]	— [2]	0.01		(0.06)		0.05	(0.09)
Net realized and unrealized gain/(loss) on investments	4.81	(0.61)		4.38		(1.08)	0.58
Total from investment operations	4.81	(0.60)		4.32		(1.03)	0.49
Distributions to shareholders:
From net realized gain on investments	(1.54)	(3.14)		(1.00)		(1.18)	(4.34)
Total distributions to shareholders	(1.54)	(3.14)		(1.00)		(1.18)	(4.34)
Paid in capital from redemption fees[2]	0.00	0.00		0.00		0.00	0.00
Net Asset Value - End of Year	$23.30	$20.03		$23.77		$20.45	$22.66
Total return	23.95%	(4.81	)% [3]	22.08	% [3]	(4.40)%	1.34%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.30%	1.04%		1.11%		1.15%	1.12%
After fees waived and expenses absorbed[4]	1.04%	1.04%		1.11%		1.15%	1.11%
Ratios of net investment income/(loss) to average net assets:
Before fees waived and expenses absorbed	(0.28)%	0.05%		(0.29)%		0.22%	(0.36)%
After fees waived and expenses absorbed[4]	(0.02)%	0.05%		(0.29)%		0.22%	(0.35)%
Portfolio turnover rate	67%	60%		62%		69%	67%
Net Assets at end of year/period (millions)	$36.5	$34.8		$42.0		$38.1	$46.8

1	Calculated using the average shares method.

2	Represents less than $0.005.

3	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

4	Effective September 1, 2020, the Advisor contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.12% of the Retail Class’ daily net assets. Effective September 1, 2021, the annual ratio of expenses returned to 1.15% of the Retail Class’ daily net assets. See Note 3.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year.

	Small Intrinsic Value Fund - Retail Shares
	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2026	2025	2024	2023	2022
Net Asset Value - Beginning of Year	$16.54	$20.13	$16.79	$18.37	$17.34
Investment operations:
Net investment income/(loss)[1]	(0.01)	0.02	(0.04)	0.13	0.02
Net realized and unrealized gain/(loss) on investments	2.57	(3.01)	3.40	(1.24)	2.15
Total from investment operations	2.56	(2.99)	3.36	(1.11)	2.17
Distributions to shareholders:
From net investment income	(0.01)	(0.02)	(0.01)	(0.11)	(0.01)
From net realized gain on investments	(0.19)	(0.58)	(0.01)	(0.36)	(1.13)
Total distributions to shareholders	(0.20)	(0.60)	(0.02)	(0.47)	(1.14)
Paid in capital from redemption fees[2]	0.00	0.00	0.00	0.00	0.00
Net Asset Value - End of Year	$18.90	$16.54	$20.13	$16.79	$18.37
Total return	15.46%	(15.41)%	19.97%	(5.92)%	12.56%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.77%	1.46%	1.62%	1.78%	2.05%
After fees waived and expenses absorbed	1.27%	1.28%	1.29%	1.29%	1.29%
Ratios of net investment income/(loss) to average net assets:
Before fees waived and expenses absorbed	(0.57)%	(0.07)%	(0.54)%	0.24%	(0.67)%
After fees waived and expenses absorbed	(0.07)%	0.12%	(0.21)%	0.73%	0.09%
Portfolio turnover rate	69%	49%	44%	56%	62%
Net Assets at end of year/period (millions)	$49.9	$53.5	$63.1	$38.4	$17.6

1	Calculated using the average shares method.

2	Represents less than $0.005.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period.

	Small Intrinsic Value Fund - Institutional Shares
	For the Year Ended	For the Period* Ended
	March 31,	March 31,
	2026	2025
Net Asset Value - Beginning of Year/Period	$16.53	$20.13
Investment operations:
Net investment income[1]	0.04	0.05
Net realized and unrealized gain/(loss) on investments	2.58	(3.00)
Total from investment operations	2.62	(2.95)
Distributions to shareholders:
From net investment income	(0.06)	(0.07)
From net realized gain on investments	(0.19)	(0.58)
Total distributions to shareholders	(0.25)	(0.65)
Paid in capital from redemption fees[2]	0.00	0.00
Net Asset Value - End of Year/Period	$18.90	$16.53
Total return	15.82%	(15.26	)% [3]
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.52%	1.24	% [4]
After fees waived and expenses absorbed	0.98%	0.98	% [4]
Ratios of net investment income/(loss) to average net assets:
Before fees waived and expenses absorbed	(0.31)%	0.13	% [4]
After fees waived and expenses absorbed	0.22%	0.40	% [4]
Portfolio turnover rate	69%	49	% [3]
Net Assets at end of period (millions)	$1.1	$830	[5]

*	The Small Intrinsic Value Fund Institutional Class commenced investment operations on July 30, 2024.

1	Calculated using the average shares method.

2	Represents less than $0.005.

3	Not annualized.

4	Annualized.

5	Net Assets at end of period (000’s omitted).

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year.

	Blue Chip Equity Income Fund - Retail Shares
	For the Year Ended	For the Year Ended		For the Year Ended		For the Year Ended	For the Year Ended
	March 31,	March 31,		March 31,		March 31,	March 31,
	2026	2025		2024		2023	2022
Net Asset Value - Beginning of Year	$22.81	$22.76		$18.01		$20.66	$19.50
Investment operations:
Net investment income[1]	0.06	0.11		0.14		0.15	0.12
Net realized and unrealized gain/(loss) on investments	4.86	3.25		4.75		(1.28)	3.32
Total from investment operations	4.92	3.36		4.89		(1.13)	3.44
Distributions to shareholders:
From net investment income	(0.06)	(0.13)		(0.14)		(0.15)	(0.12)
From net realized gain on investments	(1.31)	(3.18)		—		(1.37)	(2.16)
Total distributions to shareholders	(1.37)	(3.31)		(0.14)		(1.52)	(2.28)
Paid in capital from redemption fees[2]	0.00	0.00		0.00		0.00	0.00
Net Asset Value - End of Year	$26.36	$22.81		$22.76		$18.01	$20.66
Total return	21.20%	13.95	% [3]	27.26	% [3]	(4.96)%	17.59%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.34%	1.33%		1.42%		1.54%	1.49%
After fees waived and expenses absorbed	1.30%	1.31%		1.30%		1.30%	1.30%
Ratios of net investment income to average net assets:
Before fees waived and expenses absorbed	0.18%	0.45%		0.61%		0.58%	0.39%
After fees waived and expenses absorbed	0.22%	0.47%		0.73%		0.82%	0.58%
Portfolio turnover rate	55%	84%		48%		53%	79%
Net Assets at end of year/period (millions)	$59.6	$43.3		$41.3		$27.9	$30.1

1	Calculated using the average shares method.

2	Represents less than $0.005.

3	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

See accompanying notes to financial statements.

Hodges Mutual Funds
Notes to Financial Statements
March 31, 2026

1.	ORGANIZATION

Effective September 25, 2023, the Hodges Fund, Small Cap Growth Fund (formerly Small Cap Fund), Small Intrinsic Value Fund, and Blue Chip Equity Income Fund (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as open-end management investment companies. Prior to September 25, 2023, each Fund was a series of Professionally Managed Portfolios (the “Predecessor Funds”). The Hodges Fund commenced operations on October 9, 1992. The Hodges Fund currently offers a Retail Class of shares only. The Small Cap Growth Fund commenced operations on December 18, 2007. The Small Cap Growth Fund currently offers three classes of shares: Class A, Retail Class and Institutional Class. The Retail Class commenced operations on December 18, 2007, the Institutional Class commenced operations on December 12, 2008, and Class A commenced operations on July 29, 2025. The Small Intrinsic Value Fund commenced operations on December 26, 2013. The Small Intrinsic Value Fund currently offers two classes of shares: Retail Class and Institutional Class. The Retail Class commenced operations on December 26, 2013 and the Institutional Class commenced operations on July 30, 2024. The Blue Chip Equity Income Fund commenced operations on September 10, 2009 and offers a Retail Class of shares only.

Each class of shares has equal rights as to earnings and assets except that each class bears its own distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Hodges Fund, Small Cap Growth Fund, and Small Intrinsic Value Fund is long-term capital appreciation. The investment objective of the Blue Chip Equity Income Fund is to seek income and long-term capital appreciation.

The Predecessor Funds were reorganized on September 25, 2023, from a series of Professionally Managed Portfolios, a Delaware statutory trust, to a series of Northern Lights Fund Trust II (the “Survivor Funds”), also a Delaware statutory trust. As a series of Northern Lights Fund Trust II, the Funds are a continuation of the identically-named predecessor fund managed by Hodges Capital Management, Inc. (the “Advisor”) that was a series of Professionally Managed Portfolios. The Funds and the Predecessor Funds have the same investment objective, principal investment strategies and portfolio manager. On the date of the reorganization, shareholders who owned shares of the predecessor funds received shares and net assets of the corresponding survivor fund as follows.

	Share Class	Net Assets	Shares Received
Hodges Fund	Retail	$153,222,030	2,866,298
Small Cap Growth Fund	Retail	129,886,052	6,819,707
Small Cap Growth Fund	Institutional	35,890,447	1,762,300
Small Intrinsic Value Fund	Retail	41,442,184	2,454,959
Blue Chip Equity Income Fund	Retail	36,725,694	1,937,822

For financial reporting purposes, assets received, and shares issued by the Funds were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds was carried forward to align ongoing reporting of each Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Funds have succeeded to the accounting and performance history of the Predecessor Funds. For financial reporting purposes, the Predecessor Funds’ financial and performance history prior to the reorganization is carried forward and reflected in the Funds’ financial statements and financial highlights. Fees and expenses associated with the reorganization were borne by Hodges Capital Management, Inc. and are not subject to recoupment.

Hodges Mutual Funds
Notes to Financial Statements (Continued)
March 31, 2026

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Operating Segments - The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances

Hodges Mutual Funds
Notes to Financial Statements (Continued)
March 31, 2026

of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure fair value of all of its investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2026 for each Fund’s assets measured at fair value:

Hodges Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$209,443,610	$—	$—	$209,443,610
Short-Term Investment	2,731,444	—	—	2,731,444
Options	—	871,500	—	871,500
Total	$212,175,054	$871,500	$—	$213,046,554

Liabilities*	Level 1	Level 2	Level 3	Total
Options	$—	$64,500	$—	$64,500
Total	$—	$64,500	$—	$64,500

Hodges Mutual Funds
Notes to Financial Statements (Continued)
March 31, 2026

Small Cap Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$160,499,022	$—	$—	$160,499,022
Short-Term Investment	1,157,751	—	—	1,157,751
Total	$161,656,773	$—	$—	$161,656,773

Liabilities*	Level 1	Level 2	Level 3	Total
Options	$—	$149,500	$—	$149,500
Total	$—	$149,500	$—	$149,500

Small Intrinsic Value Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$50,661,260	$—	$—	$50,661,260
Short-Term Investment	321,002	—	—	321,002
Total	$50,982,262	$—	$—	$50,982,262

Blue Chip Equity Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$58,625,380	$—	$—	$58,625,380
Short-Term Investment	448,431	—	—	448,431
Total	$59,073,811	$—	$—	$59,073,811

*	See each Fund’s Schedule of Investments for classification.

The were no transfers into or out of Level 2 or Level 3 during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually for the Hodges Fund, Small Cap Growth Fund and Small Intrinsic Value Fund. Dividends from net investment income, if any, are declared and paid quarterly for the Blue Chip Equity Income Fund. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for March 31, 2023 – March 31, 2025, or expected to be taken in the Funds’ March 31, 2026 tax returns. Each Fund has identified its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Hodges Mutual Funds
Notes to Financial Statements (Continued)
March 31, 2026

The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Option Transactions – When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Hodges Mutual Funds
Notes to Financial Statements (Continued)
March 31, 2026

The following is a summary of the effect of derivative instruments on the Hodges Fund’s Statement of Assets and Liabilities as of March 31, 2026.

Hodges Fund
	Asset Derivatives as of		Liability Derivatives as of
	March 31, 2026		March 31, 2026
Derivative Instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts:	Investments in securities, at value

Call Options Purchased		$871,500	None	$—
Call Options Written		—	Options Written, at Fair Value	64,500
Total		$871,500		$64,500

Small Cap Growth Fund

	Asset Derivatives as of		Liability Derivatives as of
	March 31, 2026		March 31, 2026
Derivative Instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts:	Investments in securities, at value

Call Options Written		$—	Options Written, at Fair Value	$149,500
Total		$—		$149,500

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Operations for the year ended March 31, 2026.

Hodges Fund
	Location of Gain	Realized Gain/(Loss)
	(Loss) on Derivatives	on Derivatives	Change in Unrealized
	Recognized in	Recognized in	Depreciation on Derivatives
Derivative Instruments	Income	Income	Recognized in Income
Equity Contracts:
Call Options Purchased	Net Realized and Unrealized Gain/(Loss) on Investments	$9,028,746	$(1,065,767)
Call Options Written	Net Realized and Unrealized Gain/(Loss) on Investments	$(837,647)	$5,692

Hodges Mutual Funds
Notes to Financial Statements (Continued)
March 31, 2026

Small Cap Growth Fund
	Location of Gain	Realized Gain/(Loss)
	(Loss) on Derivatives	on Derivatives	Change in Unrealized
	Recognized in	Recognized in	Depreciation on Derivatives
Derivative Instruments	Income	Income	Recognized in Income
Equity Contracts:
Call Options Written	Net Realized and Unrealized Gain/(Loss) on Investments	$(46,741)	$(55,129)

The notional value and contracts of the derivative instruments outstanding as of March 31, 2026 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Hodges Fund.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Advisor provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”) .. Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% for the Hodges Fund, Small Cap Growth Fund, Small Intrinsic Value Fund, and 0.65% for the Blue Chip Equity Income Fund, based upon the average daily net assets of each Fund. For the year ended March 31, 2026, the advisory fees incurred by the Funds are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Funds are responsible for their own operating expenses. The Advisor has contractually agreed, at least until July 31, 2027, to reduce its fees and pay Fund expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, Acquired Fund Fees and Expenses, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class specific expenses) so that the ratio of expenses to average net assets will not exceed:

	Class A Shares	Retail Shares	Institutional Shares
Hodges Fund	N/A	0.93%	N/A
Small Cap Growth Fund	0.99%	0.99%[1]	0.99%[1]
Small Intrinsic Value Fund	N/A	1.01%[2]	0.98%
Blue Chip Equity Income Fund	N/A	1.05%	N/A

[1]	Effective July 29, 2025, the Management Fee Waiver is 0.99% for Institutional Shares and Retail Shares, respectively. Prior to July 29, 2025, the Management Fee Waiver was 1.15% for Institutional Shares and Retail Shares.

[2]	Effective July 29, 2025, the Management Fee Waiver is 1.01% for Retail Shares. Prior to July 29, 2025, the Management Fee Waiver was 1.03% for Retail Shares.

Any fees waived and/or any Fund expenses absorbed (excluding any fees waived under the Management Fee Waiver) by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the respective Fund to the Advisor, if so requested by the Advisor, any time before the end of the third year following the period to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the respective Fund’s current operating expenses for such period does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is also contingent upon Board’s review and approval. For the year ended March 31, 2026, the amount of fees waived and expenses reimbursed by the Advisor are disclosed in the Statements of Operations. Amounts due from the Advisor are paid monthly to the Funds, if applicable.

Hodges Mutual Funds
Notes to Financial Statements (Continued)
March 31, 2026

The Advisor may recapture portions of the above amounts no later than the dates stated below:

	March 31, 2027	March 31, 2028	March 31, 2029
Hodges Fund	$228,346	$88,341	$508,226
Small Cap Growth Fund	—	—	420,451
Small Intrinsic Value Fund	151,086	110,843	264,715
Blue Chip Equity Income Fund	41,331	8,288	20,744

As of March 31, 2026, $285,080, $120,325, and $65,638 in waived advisory fees expired unrecouped for Hodges Fund, Small Intrinsic Value Fund, and Blue Chip Equity Income Fund, respectively.

For the year ended March 31, 2026, First Dallas Securities, an affiliate of the Advisor, received $111,172, $20,270, $4,128, and $2,400 in brokerage commissions with respect to the Hodges Fund, Small Cap Growth Fund, Small Intrinsic Value Fund, and Blue Chip Equity Income Fund for portfolio transactions, respectively.

Effective September 25, 2023, Northern Lights Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Prior to September 25, 2023, Quasar Distributors, LLC was the Funds’ distributor. The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Retail Class shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Plan, each Fund is permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of Retail Class shares. Fees paid by the Funds to the Distributor for services for the year ended March 31, 2026, are disclosed in the Statements of Operations.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

For the year ended March 31, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

	Purchases	Sales
Hodges Fund	$177,274,749	$172,951,637
Small Cap Growth Fund	105,806,134	131,392,028
Small Intrinsic Value Fund	35,836,164	45,465,304
Blue Chip Equity Income Fund	36,422,554	30,167,282

There were no purchases or sales of U.S. Government obligations for any of the Funds for the year ended March 31, 2026.

Hodges Mutual Funds
Notes to Financial Statements (Continued)
March 31, 2026

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended March 31, 2026 and March 31, 2025 was as follows:

For fiscal year ended 3/31/2026	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Hodges Fund	$4,160,962	$15,420,008	$—	$19,580,970
Small Cap Growth Fund	3,501,456	7,648,281	—	11,149,737
Small Intrinsic Value Fund	312,707	248,990	—	561,697
Blue Chip Equity Income Fund	484,585	2,442,566	—	2,927,151

For fiscal year ended 3/31/2025	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Hodges Fund	$44,031	$9,493,350	$—	$9,537,381
Small Cap Growth Fund	2,165,670	21,535,292	—	23,700,962
Small Intrinsic Value Fund	340,830	1,545,357	—	1,886,187
Blue Chip Equity Income Fund	952,825	4,295,252	—	5,248,077

As of March 31, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Hodges Fund	$6,453,926	$10,451,583	$—	$—	$(718,326)	$75,701,282	$91,888,465
Small Cap Growth Fund	—	17,003,602	—	—	(46,741)	57,465,679	74,422,540
Small Intrinsic Value Fund	—	—	(180,309)	—	—	8,457,781	8,277,472
Blue Chip Equity Income Fund	—	3,025,581	—	—	—	18,956,324	21,981,905

The difference between book basis and tax basis undistributed net investment income (losses), accumulated net realized gains (losses), and unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for C-Corporation return of capital distributions, and mark-to-market on passive foreign investment companies. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Hodges Small Intrinsic Value Fund incurred and elected to defer such capital losses of $180,309.

Hodges Mutual Funds
Notes to Financial Statements (Continued)
March 31, 2026

During the fiscal year ended March 31, 2026, the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits resulted in reclassifications for the tax year ended March 31, 2026, as follows:

	Paid In	Accumulated
	Capital	Earnings (Losses)
Hodges Fund	$2,616,261	$(2,616,261)
Small Cap Growth Fund	2,310,598	(2,310,598)
Small Intrinsic Value Fund	—	—
Blue Chip Equity Income Fund	349,687	(349,687)

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2026, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Hodges Fund	$137,280,772	$82,479,484	$(6,778,202)	$75,701,282
Small Cap Growth Fund	104,041,594	61,285,218	(3,819,539)	57,465,679
Small Intrinsic Value Fund	42,524,481	11,158,122	(2,700,341)	8,457,781
Blue Chip Equity Income Fund	40,117,487	20,107,185	(1,150,861)	18,956,324

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2026, beneficial ownership in excess of 25% for the Funds is as follows:

	Beneficial Owner	% of Outstanding Shares
Hodges Fund	Wells Fargo	35.8%
Small Cap Growth Fund	Charles Schwab & Co.	44.6%
	National Financial Services	30.2%
Small Intrinsic Value Fund	Charles Schwab & Co.	76.7%
Blue Chip Equity Income Fund	Wells Fargo	47.6%

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust II

and Shareholders of the Hodges Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Hodges Fund, Hodges Small Cap Growth Fund, Hodges Small Intrinsic Value Fund, and Hodges Blue Chip Equity Income Fund (the “Funds”), each a series of Northern Lights Fund Trust II (the “Trust”), including the schedule of investments, as of March 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

May 28, 2026

Hodges Mutual Funds
ADDITIONAL INFORMATION (Unaudited)
March 31, 2026

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement (Unaudited)

Not applicable

Annual Financial Statements & Additional Information

March 31, 2026

Fund	Class A Shares	Retail Class Shares	Institutional Class Shares
Hodges Fund
Ticker Symbol	N/A	HDPMX	N/A
CUSIP	N/A	664925104	N/A
Small Cap Growth Fund
Ticker Symbol	HDSAX	HDPSX	HDSIX
CUSIP	664925872	664925203	664925302
Small Intrinsic Value Fund
Ticker Symbol	N/A	HDSVX	HSVIX
CUSIP	N/A	664925500	664925609
Blue Chip Equity Income Fund
Ticker Symbol	N/A	HDPBX	N/A
CUSIP	N/A	664925401	N/A

HODGES MUTUAL FUNDS
www.hodgesfunds.com | (866) 811-0224

INVESTMENT ADVISOR
Hodges Capital Management, Inc.
2905 Maple Avenue, Dallas, Texas 75201 | (888) 878-4426 | www.hodgescapital.com

CUSTODIAN
U.S Bank N.A.
1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212

TRANSFER AGENT, FUND ACCOUNTANT, AND FUND ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

DISTRIBUTOR
Northern Lights Distributors, LLC
17605 Wright Street, Omaha, Nebraska 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller, & Baker LLP
50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102

LEGAL COUNSEL
Alston & Bird LLP
950 F Street NW, Washington DC 20004

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	6/5/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	6/5/26

By (Signature and Title)

/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer

Date	6/5/26